SUPPLEMENT TO THE PROSPECTUSES

OF

EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS

EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS

I.              Evergreen Core Bond Fund (the “Fund”)

Effective January 5, 2010, the Fund is managed by Troy Ludgood and Thomas O’Connor, CFA. Accordingly, the section of the prospectuses for the Fund entitled "Fund Management – Portfolio Manager(s)" is revised to reflect the following:

Name/Year Joined Fund	Role	Employer	Positions over Past Five Years
Troy Ludgood/2009	Senior Portfolio Manager	Wells Capital or predecessor firm 2004-Present	Senior Portfolio Manager
Thomas O’Connor, CFA/2009	Senior Portfolio Manager	Wells Capital or predecessor firm 2000-Present	Senior Portfolio Manager

II.            Evergreen Short Intermediate Bond Fund (the “Fund”)

Effective January 5, 2010, the Fund is managed by Troy Ludgood and Thomas O’Connor, CFA. Accordingly, the section of the prospectuses for the Fund entitled "Fund Management – Portfolio Manager(s)" is revised to reflect the following:

Name/Year Joined Fund	Role	Employer	Positions over Past Five Years
Troy Ludgood/2009	Senior Portfolio Manager	Wells Capital or predecessor firm 2004-Present	Senior Portfolio Manager
Thomas O’Connor, CFA/2009	Senior Portfolio Manager	Wells Capital or predecessor firm 2000-Present	Senior Portfolio Manager

January 5, 2010                                                                                                                             585742 RV1 (1/10)